Income tax expense - Current tax assets and liabilities (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Disclosure Of Current Tax Assets Liabilities [Abstract]
Current tax assets	₩ 22,598	$ 19,012	₩ 75,655
Current tax liabilities	₩ 584,491	$ 491,747	₩ 370,718